Executive Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Commitment payments in cash | $	$ 0	$ 0
Decrease in other equity reserves | $	$ 47,000,000	$ 77,000,000	$ 29,000,000
CPO [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation program service period	4 years	3 years
CPO [Member] | Bottom of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation annual grant percentage	0.00%
CPO [Member] | Top of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation annual grant percentage	200.00%
CPO [Member] | CEMEX Latam Holdings, S.A [member] | Executive Officer [Member] | Vested [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation shares expected to be issued	2,662,885
CPO [Member] | CEMEX Latam Holdings, S.A [member] | CPOS Based On Service And Performance Of The Executives [Member] | Executive Officer [Member] | Vested [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation shares issued	109,200,000	93,400,000	83,800,000
Share-based compensation shares issued	813,980	713,927	1,383,518
Share-based compensation shares expected to be issued	264,400,000
CPO [Member] | CEMEX Holdings Philippines, Inc. [member] | Vested [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Decrease in other equity reserves | $	$ (52,000,000)	$ (42,000,000)	$ (44,000,000)
Transfer to additional paid in capital from other equity reserves | $	$ 52,000,000	$ 42,000,000	$ 44,000,000
CPO [Member] | CEMEX Holdings Philippines, Inc. [member] | CPOS Based On Service And Performance Of The Executives [Member] | Executive Officer [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation shares issued	19,177,703	16,511,882	11,546,350